Employees and Directors - Schedule of Employees and Directors Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Directors And Employees [Abstract]
Wages and salaries	$ 206,092	$ 140,298	$ 88,164
Social security costs	36,314	24,976	12,783
Other pension costs	2,569	1,391	898
Share based payments (equity settled)	150,333	34,668	16,667
Share based payments (cash settled)	10,675	10,355	3,807
Share based payments (employment related taxes)	(2,586)	8,796	1,012
Total employees and directors expenses	$ 403,397	$ 220,484	$ 123,331